Mortgage Servicing Rights, Net	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights, Net [Abstract]
Mortgage Servicing Rights, Net

NOTE 7 Mortgage Servicing Rights, Net

A summary of mortgage servicing activity is as follows:

(Dollars in thousands)	2012	2011
Mortgage servicing rights:
Balance, beginning of year	$1,485	1,586
Originations	979	461
Amortization	(732)	(562)

Balance, end of year	1,732	1,485

Valuation reserve	0	0

Mortgage servicing rights, net	$1,732	1,485

Fair value of mortgage servicing rights	$2,126	1,878

All of the single family loans sold where the Company continues to service the loans are serviced for FNMA under the mortgage-backed security program or the individual loan sale program. The following is a summary of the risk characteristics of the loans being serviced at December 31, 2012:

(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term 30 year fixed rate	$201,486	4.58%	302	1,727
Original term 15 year fixed rate	118,951	3.66	145	1,408
Adjustable rate	319	3.52	302	6

The gross carrying amount of mortgage servicing rights and the associated accumulated amortization at December 31, 2012 and 2011 are presented in the following table. Amortization expense for mortgage servicing rights was $732,000, $562,000, and $482,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Unamortized Intangible Assets
December 31, 2012
Mortgage servicing rights	$2,412	(680)	1,732

Total	$2,412	(680)	1,732

December 31, 2011
Mortgage servicing rights	$3,417	(1,932)	1,485

Total	$3,417	(1,932)	1,485

The following table indicates the estimated future amortization expense for amortized intangible assets:

(Dollars in thousands) Year ended December 31,	Mortgage Servicing Rights
2013	$396
2014	379
2015	351
2016	287
2017	183
Thereafter	136

$1,732

Projections of amortization are based on asset balances and the interest rate environment that existed at December 31, 2012. The Company’s actual experience may be significantly different depending upon changes in mortgage interest rates and other market conditions.